Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Residential Mortgages (Detail) - Retail [member] - Residential mortgages [member] - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2021
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 388	$ 495	$ 416	$ 518
Provision for credit losses
Model changes		(11)		(11)
Originations	55	31	114	84
Maturities	(7)	(10)	(23)	(44)
Changes in risk, parameters and exposures	3	(50)	(62)	(52)
Write–offs	(9)	(9)	(29)	(28)
Recoveries	2	3	10	8
Exchange rate and other	(3)		3	(26)
Balance at end of period	429	449	429	449
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	184	192	186	206
Provision for credit losses
Model changes		(6)		(6)
Transfers to Stage 1	22	41	82	161
Transfers to Stage 2	(2)	(2)	(8)	(12)
Transfers to Stage 3		(1)	(1)	(2)
Originations	55	31	114	84
Maturities	(6)	(7)	(18)	(23)
Changes in risk, parameters and exposures	(21)	(64)	(125)	(220)
Exchange rate and other	(2)	2		(2)
Balance at end of period	230	186	230	186
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	71	148	92	160
Provision for credit losses
Model changes		(5)		(5)
Transfers to Stage 1	(17)	(36)	(67)	(146)
Transfers to Stage 2	3	3	10	15
Transfers to Stage 3	(5)	(11)	(20)	(38)
Maturities	(1)	(3)	(5)	(21)
Changes in risk, parameters and exposures	21	9	60	150
Exchange rate and other		2	2	(8)
Balance at end of period	72	107	72	107
Impaired Stage three [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	133	155	138	152
Provision for credit losses
Transfers to Stage 1	(5)	(5)	(15)	(15)
Transfers to Stage 2	(1)	(1)	(2)	(3)
Transfers to Stage 3	5	12	21	40
Changes in risk, parameters and exposures	3	5	3	18
Write–offs	(9)	(9)	(29)	(28)
Recoveries	2	3	10	8
Exchange rate and other	(1)	(4)	1	(16)
Balance at end of period	$ 127	$ 156	$ 127	$ 156